Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Deficit	Total	Noncontrolling interest
Beginning balance at Dec. 31, 2018	$ 150,215	$ 221,773	$ (11,702)	$ 53,567	$ (113,917)	$ 149,721	$ 494
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income available to shareholders	37,133				36,878	36,878	255
Net income and comprehensive income	37,133				36,878	36,878	255
Dividends ($0.12 per share in 2019 and $0.16 in 2020)	(3,066)				(3,066)	(3,066)
Exercise of stock options	1,953	3,248		(1,295)		1,953
Conversion of convertible debentures	945	945				945
Purchase of treasury shares	(10,387)		(10,387)			(10,387)
Stock-based compensation	3,825		6,178	(2,353)		3,825
Distributions to (from) affiliates and joint venture partners	(30)				250	250	(280)
Effect of change in presentation of NL Partnership	(469)						(469)
Ending balance at Dec. 31, 2019	180,119	225,966	(15,911)	49,919	(79,855)	180,119	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income available to shareholders	49,208				49,208	49,208
Net income and comprehensive income	49,208				49,208	49,208
Dividends ($0.12 per share in 2019 and $0.16 in 2020)	(4,508)				(4,508)	(4,508)
Exercise of stock options	537	895		(358)		537
Conversion of convertible debentures	38,066	38,066				38,066
Share purchase programs	(9,108)	(9,863)		755		(9,108)
Purchase of treasury shares	(9,893)		(9,893)			(9,893)
Stock-based compensation	4,022		7,802	(3,780)		4,022
Ending balance at Dec. 31, 2020	$ 248,443	$ 255,064	$ (18,002)	$ 46,536	$ (35,155)	$ 248,443	$ 0